Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 772	$ 1,178
Accrued liabilities	1,115	1,954
Dividend payable (note 20)	13	126
Stock-based compensation	22	19
Derivatives due within one year	31	21
Other	176	167
Accounts payable and accrued liabilities	$ 2,129	$ 3,465